SEGMENT INFORMATION - Geographic Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	$ 451,765	$ 438,637	$ 448,750
Total assets	4,948,295	4,314,229
Vessels - FLNG | Cameroon | Operating Segments
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	1,408,444	1,264,085	1,333,779
Liquefaction services revenue
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	$ 221,020	$ 226,061	$ 218,096